2005 Market Street, Suite 2600 Philadelphia, PA 19103-7098 T: (215) 564-8099 F: (215) 564-8120

December 29, 2021

Via EDGAR Transmission

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk
Re:	Voyageur Insured Funds (the “Trust”) File Nos. 811-04973; 033-11235 Rule 497(j) Filing

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 68 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed with the U.S. Securities and Exchange Commission electronically on December 28, 2021, with an effective date of December 29, 2021.

Please contact me at the number above with any questions or comments relating to this certification.

Sincerely,

/s/Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Earthen Johnson Bruce G. Leto